Fair Value Measurements (Details) - Schedule of gross holding gains and fair value held-to-maturity securities - U.S. Treasury Bills (mature on February 18, 2021) [Member]	5 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value at (Amortized Cost)	$ 115,019,335
Gross Unrealized Holding Gain	4,462
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 115,024,797